Nature of Business and Summary of Significant Accounting Policies (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting [Line Items]
Risk-free interest rate	0.00%	0.90%	1.20%	0.70%
Expected life of options granted	0 years	7 years	7 years	7 years
Expected volatility range	0.00%	87.70%	88.00%	69.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%